Related Party Transactions and Balances (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 12, 2018	Dec. 31, 2018
Ivy Funding Nine LLC
Related party transactions and balances
Payment made	$ 1,067
Mr. Kyle F. Hanson
Related party transactions and balances
Ownership interest (as a percent)			35.00%
Eugene Schutt | Ivy Funding Nine LLC
Related party transactions and balances
Ownership interest (as a percent)			0.28%
Jennifer Adams Baldock | Ivy Funding Nine LLC
Related party transactions and balances
Ownership interest (as a percent)			0.04%
William E. Saunders, Jr.
Related party transactions and balances
Ownership interest (as a percent)			5.00%
Mr. Michael J. Durbin
Related party transactions and balances
Ownership interest (as a percent)			10.00%
Predecessor | Ivy Funding Nine LLC
Related party transactions and balances
Payment made		$ 10,021
Predecessor | Business Phone Com LLC
Related party transactions and balances
Payment made		8,784
Predecessor | Account Logic LLC
Related party transactions and balances
Payment made		881
Predecessor | Ad Trek LLC
Related party transactions and balances
Payment made		258
Predecessor | Speech IQ LLC
Related party transactions and balances
Payment made		$ 147